EMPLOYEE RELATED LIABILITIES	12 Months Ended
Dec. 31, 2013
EMPLOYEE RELATED LIABILITIES [Abstract]
EMPLOYEE RELATED LIABILITIES
NOTE 15	-	EMPLOYEE RELATED LIABILITIES

A.	Employee Termination Benefits

Israeli law, labor agreements and corporate policy determine the obligations of Tower to make severance payments to dismissed Israeli employees and to Israeli employees leaving employment under certain circumstances. Generally, the liability for severance pay benefits, as determined by Israeli law, is based upon length of service and the employee's monthly salary. This liability is primarily covered by regular deposits made each month by Tower into recognized severance and pension funds and by insurance policies maintained by Tower, based on the employee's salary for the relevant month. The amounts so funded and the liability are reflected separately on the balance sheets in long-term investments and long-term employee related liabilities in the amounts of $11,743 and $13,400, respectively, as of December 31, 2013. Commencing January 1, 2005, Tower implemented a labor agreement with regard to most of its employees, according to which monthly deposits into recognized severance and pension funds or insurance policies will release it from any additional severance obligation in excess of the balance in such accounts to such Israeli employees and, therefore, Tower incurs no liability or asset with respect to such severance obligations and deposits, since that date. Any net severance pay amount as of such date will be released on the employee's termination date. Payments relating to Israeli employee termination benefits were $3,756, $3,450 and $4,641 for 2013, 2012 and 2011, respectively.

Labor agreements pertaining to the employees of TJP determine the obligation of TJP to make payments to employees upon retirement or upon termination. The liability for termination benefits, as determined by said agreements is based upon length of service and the employee's monthly salary multiplied by a certain ratio. In case of resignation, the employee is entitled to 50% of the termination benefits. TJP does not cover the termination liability through deposits to benefit funds and the entire liability as of December 31, 2013, in the amount of $49,385, is reflected in the balance sheets as long-term employee related liabilities. Payments relating to employee termination benefits were $924 for 2013 and $18,231 for 2012 (including reorganization costs).

B.	Jazz Employee Benefit Plans

The following information provided recognizes the changes in 2013, 2012 and 2011 periodic expenses and benefit obligations due to the bargaining agreement effective December 19, 2009 entered into by Jazz with its collective bargaining unit employees.

Postretirement Medical Plan

The components of the net periodic benefit cost and other amounts recognized in other comprehensive income (loss) for postretirement medical plan expense are as follows:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Net periodic benefit cost
Service cost	$32	$146	$193
Interest cost	126	399	573
Expected return on the plan's assets	--	--	--
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	(1,703)	(244)	114
Amortization of net (gain) or loss	(132)	--	109
Total net periodic benefit cost	$(1,677)	$301	$989
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$(91)	$(3,851)	$(990)
Net (gain) or loss for the period	(668)	(1,355)	(1,752)
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	1,703	244	(114)
Amortization of net (gain) or loss	132	--	(109)
Total recognized in other comprehensive income (expense)	$1,076	$(4,962)	$(2,965)
Total recognized in net periodic benefit cost and other comprehensive income	$(601)	$(4,661)	$(1,976)

Weighted average assumptions used:
Discount rate	4.30%	5.20%	5.90%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	8.25/35.00%	8.25/57.00%	10.00/21.00%
Ultimate rate (Pre-65/Post-65)	5.00/5.00%	5.00/5.00%	5.00/5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2022/2022	2021/2019	2021/2019
Measurement date	December 31, 2013	December 31, 2012	December 31, 2011

Impact of one-percentage point change in assumed health care cost trend rates as of December 31, 2013:

	Increase	Decrease
Effect on service cost and interest cost	$13	$(10)
Effect on postretirement benefit obligation	$145	$(116)

The components of the change in benefit obligation, change in plan assets and funded status for postretirement medical plan are as follows:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of period	$2,995	$7,749	$9,811
Service cost	32	146	193
Interest cost	126	399	573
Benefits paid	(77)	(93)	(86)
Change in plan provisions	(91)	(3,851)	(990)
Actuarial gain	(668)	(1,355)	(1,752)
Benefit obligation end of period	$2,317	$2,995	$7,749
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Actual return on plan assets	--	--	--
Employer contribution	77	93	86
Benefits paid	(77)	(93)	(86)
Fair value of plan assets at end of period	$--	$--	$--
Funded status	$(2,317)	$(2,995)	$(7,749)

	As of December 31, 2013	As of December 31, 2012	As of December 31, 2011
Amounts recognized in statement of financial position:
Non-current assets	$--	$--	$--
Current liabilities	(89)	(132)	(137)
Non-current liabilities	(2,228)	(2,863)	(7,612)
Net amount recognized	$(2,317)	$(2,995)	$(7,749)
Weighted average assumptions used:
Discount rate	5.20%	4.30%	5.20%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (Pre 65/ Post 65)	7.75/25.00%	8.25/35.00%	8.25/57.00%
Ultimate rate (Pre 65/ Post 65)	5.00/5.00%	5.00/5.00%	5.00/5.00%
Year the ultimate rate is reached (Pre 65/ Post 65)	2022/2022	2022/2022	2021/2019

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2014	$89
2015	83
2016	182
2017	101
2018	116
2019 - 2023	$678

Jazz adopted several changes to the postretirement medical plan in 2012 that cumulatively reduced obligations by approximately $3,900. The changes in the plan will be implemented through 2015 and include the phase out of spousal coverage, introduction of an employer-paid cap, and acceleration of increases in retiree contribution rates.

Jazz Pension Plan

Jazz has a pension plan that provides for monthly pension payments to eligible employees upon retirement. The pension benefits are based on years of service and specified benefit amounts. Jazz uses a December 31 measurement date. Jazz makes quarterly contributions in accordance with the minimum actuarially determined amounts.

The components of the change in benefit obligation, the change in plan assets and funded status for Jazz's pension plan are as follows:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Net periodic benefit cost
Service cost	$--	$--	$--
Interest cost	732	761	736
Expected return on plan assets	(948)	(817)	(810)
Amortization of transition obligation(asset)	--	--	--
Amortization of prior service costs	--	--	--
Amortization of net (gain) or loss	97	70	--
Total net periodic benefit cost	$(119)	$14	$(74)
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$93	$--	$--
Net (gain) or loss for the period	(4,696)	1,000	2,468
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	--	--	--
Amortization of net (gain) or loss	(97)	(70)	--
Total recognized in other comprehensive income (expense)	$(4,700)	$930	$2,468
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$(4,819)	$944	$2,394
Weighted average assumptions used:
Discount rate	4.30%	5.10%	5.70%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Transition obligation (asset)	$--	$--	$--
Prior service cost	3	--	--
Net actuarial (gain) or loss	$--	$97	$--

The components of the change in benefit obligation, change in plan assets and funded status for Jazz's pension plan are as follows:

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Change in benefit obligation:
Benefit obligation at beginning of period	$17,272	$15,134	$13,105
Service cost	--	--	--
Interest cost	732	761	736
Benefits paid	(437)	(293)	(273)
Change in plan provisions	93	--	--
Actuarial loss (gain)	(1,787)	1,670	1,566
Benefit obligation end of period	$15,873	$17,272	$15,134
Change in plan assets
Fair value of plan assets at beginning of period	$12,543	$10,842	$10,742
Actual return on plan assets	3,857	1,488	(92)
Employer contribution	689	506	465
Benefits paid	(437)	(293)	(273)
Fair value of plan assets at end of period	$16,652	$12,543	$10,842
Funded status	$779	$(4,729)	$(4,292)
Accumulated benefit obligation	$15,873	$17,272	$15,134
Amounts recognized in statement of financial position
Non-current assets	$779	$--	$--
Current liabilities	--	--	--
Non-current liabilities	--	(4,729)	(4,292)
Net amount recognized	$779	$(4,729)	$(4,292)
Weighted average assumptions used
Discount rate	5.10%	4.30%	5.10%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

The following benefit payments are expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Fiscal Year	Other Benefits
2014	$540
2015	615
2016	684
2017	748
2018	806
2019 - 2023	$4,829

The Plan's assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2013:

	Level 1	Level 2	Level 3
Investments in Mutual Funds	$--	$16,652	$--
Total plan assets at fair value	$--	$16,652	$--

The Plan's assets measured at fair value on a recurring basis consisted of the following as of as of December 31, 2012:

	Level 1	Level 2	Level 3
Investments in Mutual Funds	$--	$12,543	$--
Total plan assets at fair value	$--	$12,543	$--

Jazz's pension plan weighted average asset allocations on December 31, 2013 by asset category are as follows:

Asset Category:	December 31, 2013	Target allocation 2014
Equity securities	86%	65%-75%
Debt securities	14%	25%-35%
Real estate	0%	0%
Other	0%	0%
Total	100%	100%

Jazz's primary policy goals regarding the plan's assets are cost-effective diversification of plan assets, competitive returns on investment, and preservation of capital. Plan assets are currently invested in mutual funds with various debt and equity investment objectives. The target asset allocation for the plan assets is 25-35% debt, or fixed income securities, and 65-75% equity securities. Individual funds are evaluated periodically based on comparisons to benchmark indices and peer group funds and necessary investment decisions are made by Jazz in accordance with the policy goals of the investments managements. Actual allocation to each asset category fluctuates and might be outside the target range due to changes in market conditions. In 2014 Jazz rebalanced its assets allocation to align with the target asset allocation.